UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net (loss) income	$ (154)	$ 842	$ (349)	$ 626
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	81	(231)	119	(146)
Cash flow hedges	(7)	(1)	(12)	(3)
Taxes on the above items	(1)	0	5	1
Share of income (losses) from investments in associates	13	(8)	(3)	4
Total other comprehensive income (loss)	86	(240)	109	(144)
Comprehensive income (loss)	(68)	602	(240)	482
Attributable to:
Brookfield Infrastructure Partners L.P.	(219)	507	(511)	164
Non-controlling interests	$ 151	$ 95	$ 271	$ 318